Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Vessels and Advances, Net [Text block]	5. Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$-	$-	$-
Vessels’ acquisitions and other vessels’ costs	-	-	-
Depreciation	-	-	-
Balance, December 31, 2024	$-	$-	$-
Contribution of vessels as part of the Spin-Off (Note 1)	648,251	-	648,251
Vessels’ acquisitions and other vessels’ costs	36,192	-	36,192
Depreciation	-	(28,410)	(28,410)
Vessel sales, transfers and other movements	(91,842)	1,356	(90,486)
Balance, December 31, 2025	$592,601	$(27,054)	$565,547

In late March 2025, Costamare contributed to the Company 38 dry bulk vessels (Note 1). Furthermore, during the year ended December 31, 2025, the Company acquired and accepted delivery of the secondhand dry bulk vessels Imperator (ex. Imperator Australis) and Gorgo (ex. Gorgoypikoos) with an aggregate DWT capacity of 252,885.

During the year ended December 31, 2025, the Company sold the dry bulk vessels Rose, Resource, Pythias, Bernis, Gorgo, Acuity, Verity, Equity and Parity and recognized an aggregate loss of $11,456 which is separately reflected in Loss on sale of vessels, net in the accompanying consolidated statement of operations for the year ended December 31, 2025.

Pursuant to the sale of Acuity, Verity, Equity and Parity, the Company recorded part of the sale on credit, which is receivable in five years. As of December 31, 2025, the Company recognized an amount of $4,500 as seller’s credit, which bears interest, in relation to the four vessels (Acuity, Verity, Equity and Parity), which is included in Accounts receivable, non-current in the accompanying consolidated balance sheet. During the year ended December 31, 2025, the Company recorded accrued interest income of $143, which is included in Interest income in the accompanying consolidated statement of operations.

As of December 31, 2025, 29 of the Company’s vessels, with a total carrying value of $519,159, have been provided as collateral to secure the long-term debt discussed in Note 7. This excludes two unencumbered vessels.